SHAREHOLDERS' EQUITY - Schedule of Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Expected volatility, minimum	33.35%	29.45%	26.21%
Expected volatility, maximum	35.67%	34.11%	27.87%
Risk free interest rate, minimum	3.60%	1.78%	0.30%
Risk free interest rate, maximum	4.68%	4.15%	0.93%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months